Key Management Remuneration (Tables)	12 Months Ended
Jun. 30, 2019
Related Party [Abstract]
Schedule of Key Management Remuneration
The compensation of the members of our Board of Directors was:

	2019 £’000	2018 £’000	2017 £’000

Remuneration paid	£1,281	£1,204	£865
Company contribution to pension scheme	65	50	41
Share-based compensation	1,164	107	79
Total	£2,510	£1,361	£985

Emoluments of highest paid director:
Remuneration paid	£620	£589	£400
Company contributions to pension scheme	47	34	31
Share-based compensation	501	25	27
Total	£1,168	£648	£458
At 30 June 2019, the Group held 20% or more of the share capital of the following entities:

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held	Principal Activity
Endava plc	UK	Ordinary	100%	Holding company
Endava (UK) Limited	UK	Ordinary	100%	Provision of IT services
Endava (Managed Services) Limited*	UK	Ordinary	100%	Provision of IT services
ICS Endava SRL	Moldova	Ordinary	100%	Provision of IT services
Endava Romania SRL	Romania	Ordinary	100%	Provision of IT services
Endava (US) LLC**	US	Ordinary	100%	Provision of IT services
Endava (Ireland) Limited	Ireland	Ordinary	100%	Provision of IT services
Endava GmbH	Germany	Ordinary	100%	Provision of IT services
Endava DOOEL Skopje	North Macedonia	Ordinary	100%	Provision of IT services
Endava Inc.	US	Ordinary	100%	Provision of IT services
Endava d.o.o. Beograd	Serbia	Ordinary	100%	Provision of IT Services
Endava Technology SRL	Romania	Ordinary	99%	Provision of IT Services
Endava Holding B.V.	The Netherlands	Ordinary	99.80%	Holding Company
Endava B.V.	The Netherlands	Ordinary	99.80%	Provision of IT services
Endava EOOD	Bulgaria	Ordinary	99.80%	Provision of IT services
Endava S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava ApS	Denmark	Ordinary	100%	Provision of IT Services
Endava LLC***	US	Ordinary	100%	Provision of IT Services
Endava Holdings Inc	US	Ordinary	100%	Holding Company
Endava Nearshore Ventures LLC	US	Ordinary	100%	Provision of IT Services
Endava Vnz S.C.A.	Venezuela	Ordinary	100%	Provision of IT Services
Endava Argentina SRL	Argentina	Ordinary	100%	Provision of IT Services
Endava Colombia S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava Uruguay SRL	Uruguay	Ordinary	100%	Provision of IT Services
Endava Limited Guernsey Employee Benefit Trust	UK	Ordinary	100%	Employee Benefit Trust
________________

*	Held by Endava (UK) Limited

**	Held by Endava (Managed Services) Limited

***	Held by Endava Inc.

Dormant Entities

Endava (Romania) Limited	UK	Ordinary	100%
Green Mango Software Services Ltd	UK	Ordinary	100%
Testing4Finance Ltd	UK	Ordinary	100%
Alpheus Limited	UK	Ordinary	100%